COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 24, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments [Line Items]
Contractual capital commitments		$ 73.8	$ 97.3
Novartis
Commitments [Line Items]
Contractual capital commitments	$ 180.0
Maximum milestone payment amount	20.0
Net sales threshold limit to reach capital commitments	500.0
First milestone payment amount	5.0
First net sales milestone amount	$ 50.0
Royalty fees over net sales (percentage)		18.00%
Royalty fees, amount of net sales to be exceeded		$ 300.0
Royalty fees, payment term		10 years
Minimum royalty liability, percentage		12.00%
Minimum royalty liability applicable sales limit		$ 150.0
Percentage of average sale price of transaction required to purchase fda priority review voucher	20.00%
Right to purchase voucher term		3 years
Within one year
Commitments [Line Items]
Contractual capital commitments		$ 20.8
2024 and after
Commitments [Line Items]
Contractual capital commitments		$ 53.0